Discontinued Operations - Sale of E-Core (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Income from discontinued operations	$ 0	$ 268,155	$ 0	$ 917,966	$ 1,164,184	$ (1,370,124)
Accounts receivable net of allowance for doubtful accounts			$ 219,600
Fixed assets, net of accumulated depreciation					1,268,355	913,246
Discontinued Operations - Sale of E-Core [Member]
Revenues		9,221,715		38,625,335
Cost of sales		7,606,275		33,168,260
Sales general and administrative expenses		1,100,054		3,371,876
Deprecation and amortization		403,875		1,211,625
Other expenses		74,666		2,476
Income from discontinued operations		186,177		871,098	213,636	1,080,379
Accounts receivable net of allowance for doubtful accounts		4,219,460		4,219,460	0	5,796,903
Fixed assets, net of accumulated depreciation		0		0	$ 0	$ 0
Total assets		25,184,866		25,184,866
Total liabilities		$ 5,471,259		$ 5,471,259